ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Schedule Of Accounts Payable And Accrued Liabilities (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Accrued Liabilities, Current [Abstract]
Due to a rental service company	¥ 589,176		¥ 603,884
Tenant deposits	104,713		102,355
Payable to a constructor for leasehold improvements			62,498
Other tax payable	67,741		67,491
Interest payable	154,352		106,439
Accrued utilities	28,494		25,503
Operation service payable	35,686		35,514
Accrued payroll and welfare	4,444		4,471
Others	16,604		16,727
Total	¥ 1,001,210	$ 157,937	¥ 1,024,882